Commitments and Contingencies (Table) (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Contractual Obligation Fiscal Year Maturity [Abstract]
2018	$ 2,770
2019	547
2020	2,178
2021	2,172
2022 and thereafter	15,920
Total	$ 23,587